Assets and liabilities held for sale and discontinued operations - Schedule of assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	$ 18,459	$ 0
Assets held for sale ending balance	871,876	18,459	$ 0
Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	411,044	22,064	0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	18,459	0
Assets held for sale ending balance	870,844	18,459	0
tankers | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	18,459	0
Assets held for sale ending balance	870,844	18,459	0
FSO | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	0	0
Assets held for sale ending balance	0	0	0
Corporate
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	0	0
Assets held for sale ending balance	1,032	0	0
Corporate | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	1,031
Corporate | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	969
Book Value
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	18,459	0
Assets held for sale ending balance	871,876	18,459	0
Book Value | Corporate | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	1,031
Impairment Loss
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	0	0
Assets held for sale ending balance	0	0	0
Impairment Loss | Corporate | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
(Estimated) Net sale price | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	40,523	0
Assets held for sale ending balance	1,282,920	40,523	$ 0
(Estimated) Net sale price | Corporate | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	2,000
Cap Charles | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale		18,459
Assets sold from assets held for sale	(18,459)
Cap Charles | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(22,064)	22,064
Cap Charles | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale		18,459
Assets sold from assets held for sale	(18,459)
Cap Charles | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale		0
Assets sold from assets held for sale	0
Cap Charles | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale		$ 40,523
Assets sold from assets held for sale	(40,523)
Alice | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	61,626
Alice | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	24,528
Alice | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	61,626
Alice | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Alice | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	86,153
Anne | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	62,820
Anne | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	23,797
Anne | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	62,820
Anne | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Anne | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	86,617
Aquitaine | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	58,657
Aquitaine | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	31,796
Aquitaine | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	58,657
Aquitaine | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Aquitaine | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	90,453
Dominica | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	52,826
Dominica | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	30,014
Dominica | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	52,826
Dominica | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Dominica | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	82,840
Desirade | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	56,071
Desirade | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	30,082
Desirade | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	56,071
Desirade | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Desirade | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	86,153
Alboran | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	56,367
Alboran | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	30,136
Alboran | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	56,367
Alboran | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Alboran | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	86,503
Aral | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	56,445
Aral | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	30,352
Aral | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	56,445
Aral | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Aral | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	86,797
Andaman | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	56,636
Andaman | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	30,494
Andaman | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	56,636
Andaman | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Andaman | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	87,130
Hatteras | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	59,368
Hatteras | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	30,969
Hatteras | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	59,368
Hatteras | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Hatteras | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	90,337
Delos | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	83,611
Delos | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	29,409
Delos | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	83,611
Delos | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Delos | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	113,020
Doris | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	84,438
Doris | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	28,892
Doris | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	84,438
Doris | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Doris | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	113,330
Derius | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	81,458
Derius | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	23,212
Derius | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	81,458
Derius | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Derius | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	104,670
Camus | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	92,228
Camus | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	31,569
Camus | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	92,228
Camus | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Camus | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	123,797
Oceania
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance
Assets held for sale ending balance	8,300
Oceania | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	8,294
Oceania | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	34,826
Oceania | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	8,294
Oceania | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Oceania | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	$ 43,120